Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net cash generated from continuing operating activities before income tax paid	$ 19,292	$ 9,296	$ 8,652
Income tax and MPIT paid	(983)	(1,728)	(2,113)
Net cash generated from continuing operating activities	18,309	7,568	6,539
Net cash generated from discontinued operating activities	611	6,719	6,705
Net cash generated from operating activities	18,920	14,287	13,244
Investing activities:
Increase of interest in associates and joint ventures	(560)	(847)	(1,192)
Decrease of interest in associates and joint ventures	470	513
Acquisitions and improvements for the development of investment properties	(7,229)	(5,669)	(6,030)
Proceeds from sales of investment properties	1,825	1,187	645
Acquisition and improvements of property, plant and equipment	(4,398)	(3,648)	(3,047)
Proceeds from sale of property, plant and equipment	11	33	16
Acquisition of intangible assets	(2,803)	(1,157)	(824)
Acquisition of subsidiaries, net of cash acquired		(241)	(107)
Decrease / (increase) of restricted assets, net	1,332	(5,109)	(808)
Dividends collected from associates and joint ventures	898	517	473
Proceeds from sales of interest held in associates and joint ventures	5,861	465
Proceeds from loans granted	168	1,128
Proceeds from liquidation of associate		20
Acquisition of investment in financial assets	(30,691)	(39,520)	(10,264)
Proceeds from disposal of investments in financial assets	42,162	35,779	10,143
Interests received from financial assets	1,256	814	455
Dividends collected from financial assets	90	470	70
Payments for acquisition of other assets		(208)
Loans granted to related parties	(10)	(666)	(22)
Loans granted	(91)	(196)
Net cash generated from / (used in) continuing investing activities	8,291	(16,335)	(10,492)
Net cash (used in) /generated from discontinued investing activities	(462)	(5,028)	6,544
Net cash generated from / (used in) investing activities	7,829	(21,363)	(3,948)
Financing activities:
Loans collection and issuance of non-convertible notes	47,233	34,649	58,324
Payment of borrowings and non-convertible notes	(40,141)	(32,092)	(39,155)
Loans obtained from related parties	45
(Payment) / collections of short term loans, net	(709)	587	(1,873)
(Payment) / collections of loans from related parties	(5)	6	(2)
(Payment) / collections of loans from associates and joint ventures			(28)
Interests paid	(15,189)	(12,423)	(11,660)
Issuance of capital in subsidiaries			1,748
Capital distribution to non-controlling interest in subsidiaries		(62)	135
Capital contributions from non-controlling interest in subsidiaries	1,932	2,232	433
Acquisition of non-controlling interest in subsidiaries	(5,038)	(1,137)	(500)
Proceeds from sales of non-controlling interest in subsidiaries	9	4,845	5,791
Dividends paid		(2,578)	(147)
Dividends paid to subsidiaries non-controlling interest	(2,092)	(2,077)	(4,171)
Acquisition of derivative financial instruments			(268)
Repurchase of non-convertible notes	(5,162)
Payments and collection from derivative financial instruments	(458)	143	306
Net cash (used in) / generated from continuing financing activities	(19,575)	(7,907)	8,933
Net cash generated from / (used in) discontinued financing activities	156	3,595	(5,480)
Net cash (used in) / generated from financing activities	(19,419)	(4,312)	3,453
Net increase / (decrease) in cash and cash equivalents from continuing activities	7,025	(16,674)	4,980
Net increase in cash and cash equivalents from discontinued activities	305	5,286	7,769
Net increase / (decrease) in cash and cash equivalents	7,330	(11,388)	12,749
Cash and cash equivalents at beginning of the year	58,055	50,060	33,153
Cash and cash equivalents reclassified as held-for-sale	(169)	(599)	(340)
Foreign exchange (loss) / gain and Inflation adjustment on cash and changes in fair value of cash equivalents	(4,734)	19,982	4,498
Cash and cash equivalents at end of year	$ 60,482	$ 58,055	$ 50,060